CAPITAL AND RESERVES (Details 1) - Share Purchase Option Compensation Plan - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Number of options, Beginning Balance	27,693,500	20,825,500
Number of options, Expired	(3,375,000)	(4,386,000)
Number of options, Granted	0	11,254,000
Number of options, Ending Balance	24,318,500	27,693,500
Weighted average exercise price, Beginning Balance	$ 0.98	$ 1.45
Weighted average exercise price, Expired	0.80	1.75
Weighted average exercise price, Granted	0.00	0.41
Weighted average exercise price, Ending Balance	$ 1.00	$ 0.98